Exhibit 99.9

Rebuttal Findings 06.12.2026

Seller:

Deal ID:

Total Loan Count: 285

Loans by Grade in Population
Loan Grade	Count	Percentage
1	264	92.63
2	2	0.70
3	19	6.67

Trade Summary
Loan Status	Count	Percentage
Review Complete	266	93.33
In Rebuttal	19	6.67

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	4	3	2	1
3	25	26	26	19	7	19	0	0	19	0	0
2	5	4	4	2	2	2		0	0	2	0
1	255	0	0	255	0	0	0	0	0	0	264

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	4	0	0	4	0	0	2
NC rate spread home loan test-	1	0	0	1	0	0	2
CT nonprime home loan test -	2	0	0	2	0	0	0
High cost mortgage Points and Fees -	1	0	0	1	0	0	0
Credit	7	5	1	1	0	0	0
Income document Missing	4	3	1	0	0	0	0
Data Integrity	1	1	0	0	0	0	0
Undisclosed Lien	1	0	0	1	0	0	0
Large Deposit	1	1	0	0	0	0	0
Valuation	26	26	0	0	19	0	0
Appraisal - Value is not supported within a 10% variance	26	26	0	0	19	0	0